LONG-TERM LOANS (Details) $ in Thousands, ₪ in Millions	Aug. 29, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Aug. 29, 2021 ILS (₪)
Long-term loans
Borrowings, adjustment to interest rate basis		1.05%
Long-term loan		$ 15,177	$ 18,971
Less - current maturities		2,169	1,798
Long-term loans		$ 13,008	$ 17,173
Agreement with bank in Israel
Long-term loans
Long-term loan amount	$ 18,000			₪ 59
Loan term	7 years 9 months
Borrowings, interest rate basis	prime + 1.05%
Borrowings, adjustment to interest rate basis	1.05%			1.05%
Borrowings, interest rate	2.65%			2.65%
Number of quarterly installments for repayment of loan	28			28
Initial moratorium period for repayment of loan	9 months
Tangible equity financial covenant | ₪				₪ 40
Tangible equity to total tangible assets financial covenant	40.00%			40.00%
Net debt to EBITDA financial covenant	3.5			3.5